Geographical and business segment reporting	12 Months Ended
Dec. 31, 2017
Geographical and business segment reporting
Geographical and business segment reporting

52.   Geographical and business segment reporting

Business segment reporting is a basic tool used for monitoring and managing the Group’s various activities.

a)Geographical segments

This primary level of segmentation, which is based on the Group’s management structure, comprises five segments: four operating areas plus the corporate center. The operating areas, which include all the business activities carried on therein by the Group, are: Continental Europe, the United Kingdom, Latin America and the United States, based on the location of the Group’s assets.

The Continental Europe area encompasses all the business activities carried on in the region. The United Kingdom area includes the business activities carried on by the various Group units and branches with a presence in the UK. The Latin America area includes all the financial activities carried on by the Group through its banks and subsidiaries in the region. The United States area includes the holding company (SHUSA) and the businesses of Santander Bank, Santander Consumer USA, Banco Santander Puerto Rico, Banco Santander International’s specialized unit and the New York branch.

The corporate center segment includes the centralized management business relating to financial investments, financial management of the structural currency position, within the remit of the Group’s corporate asset and liability management committee, and management of liquidity and equity through issues.

The financial information of each reportable segment is prepared by aggregating the figures for the Group’s various business units. The basic information used for segment reporting comprises the accounting data of the legal units composing each segment and the data available in the management information systems. All segment financial statements have been prepared on a basis consistent with the accounting policies used by the Group.

Consequently, the sum of the various segment income statements is equal to the consolidated income statement. With regard to the balance sheet, due to the required segregation of the various business units (included in a single consolidated balance sheet), the amounts lent and borrowed between the units are shown as increases in the assets and liabilities of each business. These amounts relating to intra-Group liquidity are eliminated and are shown in the Intra-Group eliminations column in the table below in order to reconcile the amounts contributed by each business unit to the consolidated Group’s balance sheet.

There are no customers located in areas other than those in which the Group’s assets are located that generate income exceeding 10% of total income.

The condensed balance sheets and income statements of the various geographical segments are as follows:

	Millions of euros
	2017
	Continental	United	Latin	United	Corporate	Intra-Group
(Condensed) balance sheet	Europe	Kingdom	America	States	center	eliminations	Total
Total Assets	694,697	361,230	290,818	114,388	133,353	(150,181)	1,444,305
Loans and advances to customers	382,855	243,616	146,133	71,963	5,326	(978)	848,915
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	128,185	56,762	55,935	13,300	400	(66,157)	188,425
Debt instruments	100,188	26,188	57,364	13,843	1,768	—	199,351
Other financial Assets (*)	39,918	24,690	14,226	3,368	2,117	—	84,319
Other asset accounts	43,551	9,974	17,160	11,914	123,742	(83,046)	123,295
Total Liabilities	651,724	344,926	262,267	99,189	46,501	(67,135)	1,337,472
Customer deposits	354,272	230,504	141,543	51,189	222	—	777,730
Central Banks and Credit institutions	172,987	27,833	39,212	15,884	1,533	(67,135)	190,314
Debt instruments	61,214	61,112	34,434	26,176	35,030	—	217,966
Other financial liabilities (**)	45,920	21,167	36,084	2,503	1,625	—	107,299
Other liabilities accounts	17,331	4,310	10,994	3,437	8,091	—	44,163
Total Equity	42,973	16,304	28,551	15,199	86,852	(83,046)	106,833
Other Customer funds under management	74,314	8,657	80,732	2,871	—	—	166,574
Investment funds	52,320	8,543	74,435	452	—	—	135,750
Pension funds	11,566	—	—	—	—	—	11,566
Assets under management	10,428	114	6,297	2,419	—	—	19,258

(*)      Including Trading derivatives and Equity instruments.

(**)    Including Trading derivatives, Short positions and Other financial liabilities.

The corporate center segment acts as the Group’s holding company. Therefore, it manages all equity (share capital and reserves of all the units) and determines the allocation thereof to each unit. The Group’s share capital and reserves are initially assigned to this segment, and is then allocated in accordance with corporate policies to the business units. This allocation is shown as an asset of the corporate center segment (included in Other asset accounts) and as a liability of each business unit (included in Share capital, reserves, profit for the year and Other comprehensive income). Therefore, the allocation is reflected in the balance sheet net of adjustments for intra-Group eliminations in order not to duplicate the balances and obtain the total consolidated balance sheet for the Group.

	Millions of euros
	2016
	Continental	United	Latin	United	Corporate	Intra-Group
(Condensed) balance sheet	Europe	Kingdom	America	States	center	eliminations	Total
Total Assets	520,134	354,960	320,768	137,391	132,154	(126,282)	1,339,125
Loans and advances to customers	297,214	251,251	152,187	85,389	4,429	—	790,470
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	77,232	36,643	67,400	16,970	2,640	(47,744)	153,141
Debt instruments	80,639	28,045	63,314	17,940	1,374	—	191,312
Other financial Assets (*)	40,689	26,819	18,696	3,566	2,803	—	92,573
Other asset accounts	24,360	12,202	19,171	13,526	120,908	(78,538)	111,629
Total Liabilities	486,644	337,945	291,454	120,741	47,387	(47,745)	1,236,426
Customer deposits	269,934	212,113	143,747	64,460	857	—	691,111
Central Banks and Credit institutions	105,152	21,590	47,585	22,264	552	(47,745)	149,398
Debt instruments	53,064	71,108	47,436	26,340	30,921	—	228,869
Other financial liabilities (**)	49,042	27,913	41,395	2,907	2,633	—	123,890
Other liabilities accounts	9,452	5,221	11,291	4,770	12,424	—	43,158
Total Equity	33,490	17,015	29,314	16,650	84,767	(78,537)	102,699
Other Customer funds under management	65,834	8,564	81,034	3,828	—	—	159,260
Investment funds	46,229	8,446	74,554	701	—	—	129,930
Pension funds	11,298	—	—	—	—	—	11,298
Assets under management	8,307	118	6,480	3,127	—	—	18,032

(*)       Including Tangible assets and Other intangible assets.

(**)     Including, in addition to liability items not broken down, the balances of Non-controlling interests.

	Millions of euros
	2015
	Continental	United	Latin	United	Corporate	Intra-Group
(Condensed) balance sheet	Europe	Kingdom	America	States	center	eliminations	Total
Total Assets	538,645	383,155	267,885	130,584	148,134	(128,143)	1,340,260
Loans and advances to customers	287,252	282,673	133,139	84,190	3,594	—	790,848
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	92,414	38,509	51,275	11,527	17,536	(50,980)	160,281
Debt instruments	85,665	20,308	50,085	19,693	4,379	—	180,130
Other financial Assets (*)	46,681	32,871	15,489	3,187	2,200	—	100,428
Other asset accounts	26,633	8,794	17,897	11,987	120,425	(77,163)	108,573
Total Liabilities	502,799	365,792	243,911	117,427	62,558	(50,980)	1,241,507
Customer deposits	263,462	231,947	122,413	60,115	5,205	—	683,142
Central Banks and Credit institutions	132,688	23,610	42,395	26,170	1,490	(50,980)	175,373
Debt instruments	51,103	74,260	39,526	23,905	37,366	—	226,160
Other financial liabilities (**)	49,798	29,000	30,417	2,772	2,668	—	114,655
Other liabilities accounts	5,748	6,975	9,160	4,465	15,829	—	42,177
Total Equity	35,846	17,363	23,974	13,157	85,576	(77,163)	98,753
Other Customer funds under management	64,433	9,703	59,065	7,540	—	—	140,741
Investment funds	44,393	9,564	54,426	645	—	—	109,028
Pension funds	11,376	—	—	—	—	—	11,376
Assets under management	8,664	139	4,639	6,895	—	—	20,337

(*)       Including Tangible assets and Other intangible assets.

(**)     Including, in addition to liability items not broken down, the balances of Non-controlling interests.

	Millions of euros
	2017
(Condensed)	Continental	United	Latin	United	Corporate
income statement	Europe	Kingdom	America	States	center	Total
INTEREST INCOME / (CHARGES)	9,270	4,364	15,944	5,569	(851)	34,296
Income from equity instruments	274	1	44	20	45	384
Income from companies accounted for using the equity method	378	32	369	(11)	(64)	704
Net fee and commission income (expense)	4,171	1,003	5,490	971	(38)	11,597
Other income(*)	626	282	1,012	(29)	(226)	1,665
Other operating income (expenses)	(256)	34	(386)	401	(84)	(291)
TOTAL INCOME	14,463	5,716	22,473	6,921	(1,218)	48,355
Administrative expenses and depreciation	(7,688)	(2,862)	(8,694)	(3,274)	(475)	(22,993)
Provisions or reversal of provisions	(990)	(429)	(1,145)	(174)	(320)	(3,058)
Impairment losses on financial assets	(1,111)	(205)	(5,014)	(2,878)	(51)	(9,259)
Impairment losses on other assets	(189)	(50)	(112)	(27)	(895)	(1,273)
Other income and charges	(115)	14	(31)	16	435	319
OPERATING PROFIT/(LOSS) BEFORE TAX	4,370	2,184	7,477	584	(2,524)	12,091
Income tax	(1,158)	(661)	(2,380)	116	199	(3,884)
PROFIT FROM CONTINUING OPERATIONS	3,212	1,523	5,097	700	(2,325)	8,207
Profit (Loss) from discontinued operations	—	—	—	—	—	—
CONSOLIDATED PROFIT FOR THE YEAR	3,212	1,523	5,097	700	(2,325)	8,207
Attributable to non-controlling interests	381	25	813	368	(1)	1,588
PROFIT ATTRIBUTABLE TO THE PARENT	2,831	1,498	4,284	332	(2,326)	6,619

(*)Includes Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net and exchanges differences, net.

	Millions of euros
	2016						2015
(Condensed)	Continental	United	Latin	United	Corporate		Continental	United	Latin	United	Corporate
income statement	Europe	Kingdom	America	States	center	Total	Europe	Kingdom	America	States	center	Total
INTEREST INCOME / (CHARGES)	8,161	4,405	13,345	5,917	(739)	31,089	8,006	4,942	13,752	6,116	(4)	32,812
Income from equity instruments	272	1	78	30	32	413	277	1	57	48	72	455
Income from companies accounted for using the equity method	168	16	309	2	(51)	444	120	10	285	3	(43)	375
Net fee and commission income (expense)	3,497	1,031	4,581	1,102	(31)	10,180	3,417	1,091	4,452	1,086	(13)	10,033
Other income (*)	818	319	806	22	136	2,101	1,186	302	517	231	150	2,386
Other operating income (expenses)	(110)	44	(355)	460	(34)	5	(178)	37	(308)	316	(33)	(166)
TOTAL INCOME	12,806	5,816	18,764	7,533	(687)	44,232	12,828	6,383	18,755	7,800	129	45,895
Administrative expenses and depreciation	(6,781)	(2,967)	(7,692)	(3,197)	(464)	(21,101)	(6,735)	(3,357)	(7,906)	(3,025)	(697)	(21,720)
Provisions or reversal of provisions	(444)	(276)	(800)	(72)	(916)	(2,508)	(352)	(351)	(831)	(164)	(1,408)	(3,106)
Impairment losses on financial assets	(1,383)	(58)	(4,912)	(3,187)	(86)	(9,626)	(2,083)	(107)	(5,108)	(3,103)	(251)	(10,652)
Impairment losses on other assets	(36)	(64)	(42)	(35)	37	(140)	(172)	(9)	20	—	(931)	(1,092)
Other income and charges	(150)	1	59	(6)	7	(89)	(120)	5	78	16	243	222
OPERATING PROFIT/(LOSS) BEFORE TAX	4,012	2,452	5,377	1,036	(2,109)	10,768	3,366	2,564	5,008	1,524	(2,915)	9,547
Income tax	(1,083)	(736)	(1,363)	(355)	255	(3,282)	(887)	(556)	(1,219)	(517)	966	(2,213)
PROFIT FROM CONTINUING OPERATIONS	2,929	1,716	4,014	681	(1,854)	7,486	2,479	2,008	3,789	1,007	(1,949)	7,334
Profit (Loss) from discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—
CONSOLIDATED PROFIT FOR THE YEAR	2,929	1,716	4,014	681	(1,854)	7,486	2,479	2,008	3,789	1,007	(1,949)	7,334
Attributable to non-controlling interests	330	36	628	286	2	1,282	261	37	596	329	145	1,368
PROFIT ATTRIBUTABLE TO THE PARENT	2,599	1,680	3,386	395	(1,856)	6,204	2,218	1,971	3,193	678	(2,094)	5,966

(*)Includes Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net and exchanges differences, net.

Following is the detail of revenue by the geographical segments used by the Group. For the purposes of the table below, revenue is deemed to be that recognized under Interest and similar income, Income from equity instruments, Fee and commission income, Other income (without considering exchange differences, net) and Other operating income in the consolidated income statements for 2017, 2016 and 2015.

	Revenue (Millions of euros)
	Revenue from external			Inter-segment
	customers			revenue			Total revenue
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Continental Europe	19,041	16,567	17,653	504	236	422	19,545	16,803	18,075
United Kingdom	8,837	9,626	10,970	(130)	390	416	8,707	10,016	11,386
Latin America	37,623	36,972	32,927	230	54	(776)	37,853	37,026	32,151
United States	8,663	9,322	9,364	186	281	157	8,849	9,603	9,521
Corporate center	18	1,672	982	4,018	4,507	6,643	4,036	6,179	7,625
Inter-segment revenue adjustments and eliminations	—	—	—	(4,808)	(5,468)	(6,862)	(4,808)	(5,468)	(6,862)
	74,182	74,159	71,896	—	—	—	74,182	74,159	71,896

b)Business segments

At this secondary level of segment reporting, the Group is structured into commercial banking, Santander Global Corporate Banking and the segment relating to Real Estate Operations in Spain; the sum of these segments is equal to that of the primary geographical reportable segments. Total figures for the Group are obtained by adding to the business segments the data for the corporate center.

The commercial banking segment encompasses the entire customer banking business (including the consumer finance business), except for the Corporate Banking business, which is managed through Santander Global Corporate Banking. Also, this segment includes the gains or losses on the hedging positions taken in each country, within the remit of each of their asset-liability management committees. The Santander Global Corporate Banking segment reflects the returns on the global corporate banking business and the markets and investment banking business worldwide, including all the globally managed treasury departments (excluding the portion allocated to commercial banking customers) and the equities business. The Real Estate Operations in Spain include loans to customers engaging mainly in property development, for which a specialized management model is in place, Metrovacesa's real estate assets together with the Group's ownership interest in SAREB and foreclosed assets for sale and rent purposes.

The condensed income statements are as follows:

	Millions of euros
	2017
		Santander
		Global	Real estate
	Commercial	Corporate	operations in	Corporate
(Condensed) income statement	banking	Banking	Spain	center	Total
INTEREST INCOME / (CHARGES)	32,704	2,478	(35)	(851)	34,296
Income from equity instruments	77	262	—	45	384
Income from companies accounted for using the equity method	781	(13)	—	(64)	704
Net fee and commission income (expense)	10,007	1,627	1	(38)	11,597
Other income (*)	667	1,224	—	(226)	1,665
Other operating income (expenses)	(210)	(26)	29	(84)	(291)
TOTAL INCOME	44,026	5,552	(5)	(1,218)	48,355
Administrative expenses and depreciation	(20,323)	(1,988)	(207)	(475)	(22,993)
Provisions or reversal of provisions	(2,718)	(24)	4	(320)	(3,058)
Impairment losses on financial assets	(8,440)	(690)	(78)	(51)	(9,259)
Net impairment losses on other assets	(206)	(51)	(121)	(895)	(1,273)
Other non-financial gains/(losses)	(74)	5	(47)	435	319
OPERATING PROFIT/(LOSS) BEFORE TAX	12,265	2,804	(454)	(2,524)	12,091
Income tax	(3,417)	(802)	136	199	(3,884)
PROFIT FROM CONTINUING OPERATIONS	8,848	2,002	(318)	(2,325)	8,207
Profit (Loss) from discontinued operations	—	—	—	—	—
CONSOLIDATED PROFIT FOR THE YEAR	8,848	2,002	(318)	(2,325)	8,207
Attributable to non-controlling interests	1,421	181	(15)	1	1,588
PROFIT ATTRIBUTABLE TO THE PARENT	7,427	1,821	(303)	(2,326)	6,619

(*)Includes Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net and exchanges differences, net.

	Millions of euros
	2016					2015
		Santander					Santander
		Global	Real estate				Global	Real estate
	Commercial	Corporate	operations	Corporate		Commercial	Corporate	operations	Corporate
(Condensed) income statement	banking	Banking	in Spain	center	Total	banking	Banking	in Spain	center	Total
INTEREST INCOME / (CHARGES)	29,090	2,781	(43)	(739)	31,089	30,027	2,830	(41)	(4)	32,812
Income from equity instruments	131	250	—	32	413	124	259	—	72	455
Income from companies accounted for using the equity method	505	(7)	(3)	(51)	444	434	(6)	(10)	(43)	375
Net fee and commission income (expense)	8,745	1,465	1	(31)	10,180	8,621	1,425	—	(13)	10,033
Other income (*)	663	1,293	9	136	2,101	1,346	739	151	150	2,386
Other operating income (expenses)	(79)	43	75	(34)	5	(194)	24	37	(33)	(166)
TOTAL INCOME	39,055	5,825	39	(687)	44,232	40,358	5,271	137	129	45,895
Administrative expenses and depreciation	(18,475)	(1,951)	(211)	(464)	(21,101)	(18,730)	(2,058)	(235)	(697)	(21,720)
Provisions or reversal of provisions	(1,547)	(40)	(5)	(916)	(2,508)	(1,656)	(51)	9	(1,408)	(3,106)
Impairment losses on financial assets	(8,713)	(660)	(167)	(86)	(9,626)	(9,462)	(688)	(251)	(251)	(10,652)
Net impairment losses on other assets	(97)	(59)	(21)	37	(140)	2	(37)	(126)	(931)	(1,092)
Other non-financial gains/(losses)	(22)	22	(96)	7	(89)	117	4	(142)	243	222
OPERATING PROFIT/(LOSS) BEFORE TAX	10,201	3,137	(461)	(2,109)	10,768	10,629	2,441	(608)	(2,915)	9,547
Income tax	(2,799)	(876)	138	255	(3,282)	(2,663)	(695)	179	966	(2,213)
PROFIT FROM CONTINUING OPERATIONS	7,402	2,261	(323)	(1,854)	7,486	7,966	1,746	(429)	(1,949)	7,334
Profit (Loss) from discontinued operations	—	—	—	—	—	—	—	—	—	—
CONSOLIDATED PROFIT FOR THE YEAR	7,402	2,261	(323)	(1,854)	7,486	7,966	1,746	(429)	(1,949)	7,334
Attributable to non-controlling interests	1,105	172	3	2	1,282	1,112	120	(9)	145	1,368
PROFIT ATTRIBUTABLE TO THE PARENT	6,297	2,089	(326)	(1,856)	6,204	6,854	1,626	(420)	(2,094)	5,966

(*)Includes Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net and exchanges differences, net.